Indebtedness (Credit Facilities) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) extension	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Amount outstanding	$ 411,846,000	$ 358,939,000
Letter of credit obligations	$ 8,300,000
Credit Facility Group Lenders
Line of Credit Facility [Line Items]
Number of maturity extensions (in extensions) | extension	2
Length of maturity extension	6 months
Competitive bid percentage	50.00%
Total debt to total assets	0.60
Adjusted earnings before interest, taxes, depreciation and amortization to fixed charges, Covenant ratio	1.50
Debt covenant percentage	60.00%
Secured debt to total assets	35.00%
Unencumbered net operating income to unsecured interest expense value for debt covenant	175.00%
Credit Facility Group Lenders | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 800,000,000
Basis spread on variable rate	0.875%
Commitment fee percentage	0.15%
Amount outstanding	$ 310,000,000.0
Credit Facility Group Lenders | Commercial Paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 100,000,000
Basis spread on variable rate	0.95%
Amount outstanding	$ 100,000,000.0
Credit Facility Group Lenders | Letter of Credit
Line of Credit Facility [Line Items]
Letter of credit obligations	8,300,000
Working Capital Facility Lender | Credit Facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 30,000,000
Amount outstanding	$ 1,800,000